Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 150,218	$ 148,185
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	101,736	95,574
Rest Of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	7,334	10,419
United States
Segment Reporting Information [Line Items]
Property, plant and equipment, net	34,520	33,978
Other
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 6,628	$ 8,214